Consolidated Statement ot Cash Flows (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement Of Cash Flows [Line Items]
Restricted cash and cash equivalents		$ 5,245		$ 2,497	$ 2,615
Money market paper in financial assets at fair value held for trading		366		135	74
Money market paper in financial assets measured at fair value through other comprehensive income		8		17	416
Money market paper in financial assets at fair value not held for trading and other financial assets measured at amortized cost		1,760		1,941	942
Dividends Received From Associates Classified As Investing Activities		42		53	50
Cash and balances at central banks classified as cash equivalents		108,268		89,968	105,832
Loans and advances to banks classified as cash equivalents		15,678		12,773	11,749
Money market paper classified as cash equivalents	[1]	2,133		2,093	1,433
UBS AG
Statement Of Cash Flows [Line Items]
Restricted cash and cash equivalents		5,245		2,497	2,615
Money market paper in financial assets at fair value held for trading		366		135	74
Money market paper in financial assets measured at fair value through other comprehensive income		8		17	416
Money market paper in financial assets at fair value not held for trading and other financial assets measured at amortized cost		1,760		1,941	942
Dividends Received From Associates Classified As Investing Activities		42		53	50
Cash and balances at central banks classified as cash equivalents		108,268	[2]	89,968	105,832
Loans and advances to banks classified as cash equivalents		15,452	[2]	12,726	11,719
Money market paper classified as cash equivalents	[3],[4]	$ 2,133	[2]	$ 2,093	$ 1,433

[1]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading (31 December 2018: USD 366 million; 31 December 2017: USD 135 million; 31 December 2016: USD 74 million), Financial assets measured at fair value through other comprehensive income (31 December 2018: USD 8 million; 31 December 2017: USD 17 million; 31 December 2016: USD 416 million), Financial assets at fair value not held for trading and Other financial assets measured at amortized cost (31 December 2018: USD 1,760 million; 31 December 2017: USD 1,941 million; 31 December 2016: USD 942 million).

[2]
Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c for more information

[3]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading (31 December 2018: USD 366 million; 31 December 2017: USD 135 million; 31 December 2016: USD 74 million), Financial assets measured at fair value through other comprehensive income (31 December 2018: USD 8 million; 31 December 2017: USD 17 million; 31 December 2016: USD 416 million), Financial assets at fair value not held for trading and Other financial assets measured at amortized cost (31 December 2018: USD 1,760 million; 31 December 2017: USD 1,941 million; 31 December 2016: USD 942 million).

[4]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.